united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 4/30

Date of reporting period: 1/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019
Shares				Value
	PREFERRED STOCK - 2.1%
	BANKS - 2.1%
7,053,000	JPMorgan Chase & Co., 5.99% (Cost - $7,052,618)			$ 7,095,318

Par Value	BONDS & NOTES - 74.8%	Coupon Rate (%)	Maturity
	AEROSPACE/DEFENSE - 2.1%
$ 7,109,000	Moog, Inc. (a)	5.250	12/1/2022	7,135,659

	APPAREL - 2.7%
9,323,000	William Carter Co.	5.250	8/15/2021	9,346,308

	AUTO PARTS & EQUIPMENT - 3.2%
10,753,000	Nexteer Automotive Group LLC (a)	5.875	11/15/2021	10,866,272

	BUILDING MATERIALS - 3.9%
5,032,000	Gibraltar Industries, Inc.	6.250	2/1/2021	5,032,000
8,151,000	Summit Materials LLC	8.500	4/15/2022	8,527,984
				13,559,984
	COMMERCIAL SERVICES - 2.9%
4,300,000	Nielsen Co. Luxembourg (a)	5.500	10/1/2021	4,333,540
5,647,000	Nielsen Finance LLC	4.500	10/1/2020	5,632,883
				9,966,423
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.4%
8,248,000	WESCO Distribution, Inc.	5.375	12/15/2021	8,309,860

	ELECTRONICS - 2.0%
6,839,000	Sanmina Corp. (a)	4.375	6/1/2019	6,839,000

	ENGINEERING & CONSTRUCTION - 3.2%
10,357,000	StandardAero Aviation Holdings, Inc. (a)	10.000	7/15/2023	11,172,614

	ENTERTAINMENT - 1.4%
4,892,000	Live Nation Entertainment, Inc. (a)	5.375	6/15/2022	4,928,690

	ENVIRONMENTAL CONTROL - 3.0%
10,442,000	Clean Harbors, Inc.	5.125	6/1/2021	10,455,052

	FOOD - 0.6%
2,000,000	Darling Ingredients, Inc. (a)	5.375	1/15/2022	2,010,000

	FOREST PRODUCTS & PAPER - 2.1%
7,214,000	Neenah Paper, Inc. (a)	5.250	5/15/2021	7,087,755

	HAND/MACHINE TOOLS - 2.4%
8,361,000	Stanley Black & Decker, Inc.	7.092	12/15/2053	8,361,000

	INTERNET - 2.4%
90,000	Expedia Group, Inc.	5.950	8/15/2020	93,435
7,730,000	Match Group, Inc.	6.375	6/1/2024	8,077,850
				8,171,285
	IRON/STEEL - 1.6%
5,619,000	Steel Dynamics, Inc.	5.125	10/1/2021	5,661,142

	LEISURE TIME - 3.4%
11,803,000	Brunswick Corp. (a)	4.625	5/15/2021	11,714,315

	MACHINERY - DIVERSIFIED - 2.6%
8,829,000	ATS Automation Tooling Systems, Inc. (a)	6.500	6/15/2023	9,005,580

	MEDIA - 3.8%
9,733,000	Cable One, Inc. (a)	5.750	6/15/2022	9,891,161
3,145,000	Time Warner Cable LLC	8.750	2/14/2019	3,148,926
				13,040,087
	MINING - 2.3%
7,263,000	Teck Resources Ltd. (a)	8.500	6/1/2024	7,825,810

Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019
Par Value		Coupon Rate (%)		Maturity	Value

	MISCELLANEOUS MANUFACTURING - 1.7%
$ 6,000,000	American Outdoor Brands (a)	5.000		8/28/2020	$ 5,970,000

	PACKAGING & CONTAINERS - 4.2%
5,630,000	Reynolds Group Issuer, Inc., 3 mo. LIBOR + 3.50% (a)	6.287	(b)	7/15/2021	5,644,075
7,991,000	W/S Packaging Holdings, Inc. (a)	9.000		4/15/2023	8,030,955
675,000	WestRock MWV LLC	9.750		6/15/2020	725,803
					14,400,833
	PIPELINES - 2.2%
7,412,000	Kinder Morgan Energy Partners LP	9.000		2/1/2019	7,412,000

	REITS - 2.5%
5,415,000	Equinix, Inc.	5.375		1/1/2022	5,516,531
3,112,000	PotlatchDeltic Corp.	7.500		11/1/2019	3,212,749
					8,729,280
	RETAIL - 7.9%
9,143,000	Caleres, Inc.	6.250		8/15/2023	9,417,290
5,736,000	Men's Warehouse, Inc.	7.000		7/1/2022	5,757,510
5,584,000	Michaels Stores, Inc. (a)	5.875		12/15/2020	5,584,000
6,380,000	PriSo Acquisition Corp. (a)	9.000		5/15/2023	6,380,000
					27,138,800
	SOFTWARE - 3.7%
4,644,000	CDK Global, Inc.	3.800		10/15/2019	4,632,390
7,987,000	Nuance Communications, Inc. (a)	5.375		8/15/2020	8,016,951
					12,649,341
	TELECOMMUNICATIONS - 4.6%
4,623,000	Cogent Communications Finance, Inc. (a)	5.625		4/15/2021	4,646,115
4,684,000	Juniper Networks, Inc.	3.125		2/26/2019	4,683,317
6,430,000	T-Mobile USA, Inc.	6.000		3/1/2023	6,590,750
					15,920,182

	TOTAL BONDS & NOTES (Cost - $258,224,078)				257,677,272

	CONVERTIBLE BONDS - 3.2%

	COMPUTERS - 0.7%
2,473,000	Electronics For Imaging, Inc.	0.750		9/1/2019	2,424,329

	INTERNET - 2.5%
8,761,000	Twitter, Inc.	0.250		9/15/2019	8,566,331

	TOTAL CONVERTIBLE BONDS (Cost - $10,994,383)				10,990,660

	TERM LOANS - 14.1%
	CONSUMER SERVICES - 3.6%
7,928,612	Cast & Crew Payroll, 3 mo. LIBOR + 2.75%	5.000	(b)	9/27/2024	7,931,902
4,500,000	Cast & Crew Payroll, 3 mo. LIBOR + 4.00%	6.500	(b)	1/16/2026	4,505,063
					12,436,965
	CONTAINERS AND PACKAGING - 1.1%
3,914,634	Berry Global, Inc., 3 mo. LIBOR + 1.75%	4.266	(b)	2/8/2020	3,903,634

	ENTERTAINMENT - 0.9%
2,955,000	Lions Gate Entertainment Corp., 3 mo. LIBOR + 2.25%	4.749	(b)	12/8/2023	2,911,916

	FOOD & BEVERAGE - 1.3%
4,688,888	Arctic Glacier Co., 3 mo. LIBOR + 3.50%	5.999	(b)	3/20/2024	4,615,624

	MEDIA - 1.7%
5,793,939	Trader Corp., 3 mo. LIBOR + 3.00%	5.502	(b)	9/28/2023	5,721,514

Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

Par Value		Coupon Rate (%)		Maturity	Value
	SOFTWARE - 5.5%
$ 2,422,198	Hyland Software, Inc., 3 mo. LIBOR + 3.25%	5.999	(b)	7/1/2022	$ 2,397,539
9,130,000	Hyland Software, Inc., 3 mo. LIBOR + 7.00%	9.499	(b)	7/1/2023	9,079,785
7,460,842	Press Ganey, 3 mo. LIBOR + 2.75%	5.249	(b)	10/21/2023	7,348,929
					18,826,253

	TOTAL TERM LOANS (Cost - $48,735,037)				48,415,906

Shares
	SHORT-TERM INVESTMENT - 6.3%
	MONEY MARKET FUND - 6.3%
21,755,023	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, to yield 2.23%
	(Cost - $21,755,023) (c)				21,755,023

	TOTAL INVESTMENTS - 100.5% (Cost - $346,761,139)				$ 345,934,179
	OTHER ASSETS LESS LIABILITIES - NET - (0.5) %				(1,595,521)
	NET ASSETS - 100.0%				$ 344,338,658

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions
	exempt from registration to qualified institutional buyers. At January 31, 2019 these securities amounted to $137,082,492 or 39.8% of net assets.
(b)	Floating rate security; interest rate shown reflects the effective rate as of January 31, 2019.
(c)	Money market fund; interest rate reflects seven-day effective yield on January 31, 2019.

LIBOR -	London Interbank Offered Rate
LLC -	Limited Liability Company
REITS -	Real Estate Investment Trusts

Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2019 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$7,095,318	$-	$-	$7,095,318
Bonds & Notes	-	257,677,272	-	257,677,272
Convertible Bonds	-	10,990,660	-	10,990,660
Term Loans	-	48,415,906	-	48,415,906
Short-Term Investment	21,755,023	-	-	21,755,023
Total	$28,850,341	$317,083,838	$-	$345,934,179
The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classification.

At January 31, 2019 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$346,762,271	$680,305	$(1,508,397)	$(828,092)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/25/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/25/19

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/25/19